Note Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Note Payable [Abstract]
Schedule of carrying amount of the note payable	At June 30, 2022, the carrying amount of the note payable is as follows:

Note payable, long term	$14,375
Final Payment	750
Unamortized debt issuance costs	(912)

Note payable, long term (net of debt issuance costs)	$14,213

At December 31, 2021, the carrying amount of the note payable is as follows:

Note payable	$5,000
Final Payment	250
Unamortized debt issuance costs	(466)

Note payable, net of debt issuance costs	$4,784

Schedule of minimum required payments of notes payable
Future minimum principal payments due under the Amended and Restated Loan and Security Agreement, excluding the Final Payment, are as follows:

Years Ending December 31,
Remainder of 2022	—
2023	4,375
2024	7,500
2025	3,125

Total	$15,000

As of December 31, 2021, future annual principal payments due under the Amended and Restated Loan and Security Agreement, excluding the Final Payment, are as follows:

Years Ending December 31,
2022	—
2023	$1,250
2024	2,500
2025	1,250

Total	$5,000